Related Party Transactions - Other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction
Trade receivables due from KNOT and affiliates		$ 1,405
Other current assets from related parties	$ 396	2,403
KOAS
Related Party Transaction
Other trading balances	$ 396	645
KNOT and affiliates
Related Party Transaction
Trade receivables due from KNOT and affiliates		1,405
Other trading balances		$ 353